COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of product warranty activity
	At December 31,	At June 30,
	2014	2015
	$	$
Beginning balance	20,612	31,778
Warranty provision	13,077	4,393
Warranty cost incurred	(1,351)	(16)
Foreign exchange effect	(560)	30
Ending balance	31,778	36,185